INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Canada	$ 1,144	$ 433	$ (339)
Foreign	4,043	3,516	3,645
Income before Income Taxes	$ 5,187	$ 3,949	$ 3,306